PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Plan Assets) (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
Corporate bonds
Plan Assets
Fixed income instruments	Rp 69	Rp 6
The company | Funded pension | Corporate bonds
Plan Assets
Fixed income instruments	338	345
The company | Funded pension | Level 1
Plan Assets
Cash and cash equivalents	921	564
Equity-based mutual fund	193	379
Total	14,961	15,557
The company | Funded pension | Level 1 | Financials
Plan Assets
Equity instruments	1,265	1,815
The company | Funded pension | Level 1 | Consumer non-cyclicals
Plan Assets
Equity instruments	48	99
The company | Funded pension | Level 1 | Basic material
Plan Assets
Equity instruments	203	278
The company | Funded pension | Level 1 | Infrastructure
Plan Assets
Equity instruments	510	748
The company | Funded pension | Level 1 | Energy
Plan Assets
Equity instruments	146	162
The company | Funded pension | Level 1 | Technology
Plan Assets
Equity instruments	91	41
The company | Funded pension | Level 1 | Industrials
Plan Assets
Equity instruments	239	269
The company | Funded pension | Level 1 | Consumer cyclicals
Plan Assets
Equity instruments	448	521
The company | Funded pension | Level 1 | Properties and real estate
Plan Assets
Equity instruments	110	113
The company | Funded pension | Level 1 | Healthcare
Plan Assets
Equity instruments	175	211
The company | Funded pension | Level 1 | Transportation and logistic
Plan Assets
Equity instruments	4	7
The company | Funded pension | Level 1 | Government bonds
Plan Assets
Fixed income instruments	10,608	10,350
The company | Funded pension | Unquoted
Plan Assets
Direct placement	377	374
Property	202	188
Others	356	366
Total	4,077	4,674
The company | Funded pension | Unquoted | Corporate bonds
Plan Assets
Fixed income instruments	2,034	2,469
The company | Funded pension | Unquoted | Mutual funds
Plan Assets
Fixed income instruments	66	101
The company | Funded pension | Unquoted | Midterm notes ("MTN")
Plan Assets
Fixed income instruments	100	100
The company | Funded pension | Unquoted | Asset-backed securities
Plan Assets
Fixed income instruments	7	13
The company | Funded pension | Unquoted | Sukuk
Plan Assets
Fixed income instruments	Rp 935	Rp 1,063